Report of Directors Corporate Governance - Notes to the single figure of remuneration - Benefits (Details) - Noel Quinn - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Insurance benefit (non-taxable)	£ 51	£ 0
Car benefit	£ 139	£ 0